Restructuring, Impairment and Other Charges - Assets Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets held and used, impairment charge			$ 7,000,000
Goodwill, impairment charge	$ 55,000,000	$ 55,000,000	73,000,000	$ 0	$ 0
Total, impairment charge			88,000,000	0	8,000,000
Goodwill, net book value	$ 0	$ 0	82,000,000	$ 84,000,000	81,000,000
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets held and used, impairment charge			7,000,000
Goodwill, impairment charge			73,000,000
Indefinite-lived trade names, impairment charge			8,000,000
Total, impairment charge			88,000,000		9,000,000
Long-lived assets held and used, net book value			0
Goodwill, net book value			0
Net Book Value, indefinite-lived trade names			23,000,000
Total, net book value			23,000,000		14,000,000
Long-lived assets held for sale or disposal, impairment charge					9,000,000
Long-lived assets held for sale or disposal, net book value					14,000,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-lived assets held and used, fair value measurement			0
Goodwill, fair value measurement			0
Indefinite-lived trade names, fair value measurement			23,000,000
Total, fair value measurement			$ 23,000,000		15,000,000
Long-lived assets held for sale or disposal, fair value measurement					$ 15,000,000